LEASES - Maturities of lease liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
LEASES
2024	¥ 113,686
2025	66,914
2026	37,027
2027	11,620
2028 and thereafter	6,326
Total lease payments	235,573
Less: imputed interest	15,929
Total	219,644
Less: current portion	111,840	¥ 148,583		$ 15,752
Non-current portion	107,804	109,111		$ 15,184
Gross rental expenses incurred under operating leases	¥ 143,067	¥ 156,278	¥ 183,729